License and Asset Purchase Agreements - Additional Information (Detail) - USD ($)				3 Months Ended	4 Months Ended
	Feb. 15, 2015	Dec. 18, 2014	Nov. 21, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 23, 2014
License Agreements [Line Items]
Convertible notes payable, related party, non current					$ 493,418
Common stock, shares issued				14,508,177	4,944,000
Research and development				$ 2,604,000	$ 2,028,227
Janssen License Agreement | Up-front Payment Arrangement
License Agreements [Line Items]
Proceed from license agreement		$ 1,000,000
Janssen, Michigan and UCSF License Agreements | Maximum
License Agreements [Line Items]
Milestone payment to be received					81,675,000
Janssen, Michigan and UCSF License Agreements | Maximum | Development activities
License Agreements [Line Items]
Milestone payment to be received					1,175,000
Janssen, Michigan and UCSF License Agreements | Maximum | Regulatory
License Agreements [Line Items]
Milestone payment to be received					30,500,000
Janssen, Michigan and UCSF License Agreements | Maximum | Product Sales
License Agreements [Line Items]
Milestone payment to be received					50,000,000
Janssen, Michigan and UCSF License Agreements | Up-front Payment Arrangement
License Agreements [Line Items]
Proceed from license agreement					$ 1,075,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC
License Agreements [Line Items]
Milestone payment to be received						$ 9,650,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC | Convertible Debt Securities
License Agreements [Line Items]
Convertible notes payable, related party, non current						500,000
Asset Purchase Agreement [Member] | Development activities | Araxes Pharma LLC
License Agreements [Line Items]
Milestone payment to be received						1,150,000
Asset Purchase Agreement [Member] | Regulatory | Araxes Pharma LLC
License Agreements [Line Items]
Milestone payment to be received						$ 8,500,000
The University of Michigan License Agreement
License Agreements [Line Items]
License agreement date				Dec. 22, 2014
Common stock, shares issued				79,113
Research and development				$ 500,000
Agreement termination written notice				90 days
Agreement termination period due to payment failure				30 days
Agreement termination notice period in event of material breach				60 days
The University of Michigan Sponsored Research Agreement
License Agreements [Line Items]
Research and development				$ 125,000
Sponsor of research over three- year	$ 2,700,000
Sponsored research agreement period	3 years
Sponsored research amount, expensed as incurred	$ 2,000,000
Janssen, Michigan and UCSF License Agreements
License Agreements [Line Items]
Outstanding license agreements			$ 81,700,000
Janssen, Michigan and UCSF License Agreements | Initiation of Certain Development Activities
License Agreements [Line Items]
Outstanding license agreements			1,200,000
Janssen, Michigan and UCSF License Agreements | Specified Regulatory Approvals
License Agreements [Line Items]
Outstanding license agreements			30,500,000
Janssen, Michigan and UCSF License Agreements | Specified Levels of Product Sales
License Agreements [Line Items]
Outstanding license agreements			$ 50,000,000